ACQUISITION OF BUSINESSES (Tables)	12 Months Ended
Dec. 31, 2024
ACQUISITION OF BUSINESS [Abstract]
Disclosure of detailed information about business combination
Consideration Transferred:

US$ MILLIONS
Cash	$350
BIPC exchangeable shares	751
Pre-existing interest in the business	55
Total consideration	$1,156
Fair value of assets and liabilities acquired:

US$ MILLIONS
Cash and cash equivalents	$491
Accounts receivable and other(1)	1,871
Property, plant and equipment	8,811
Intangible assets	710
Goodwill	1,163
Accounts payable and other liabilities	(408)
Non-recourse borrowings	(7,041)
Deferred income tax liabilities	(444)
Net assets acquired before non-controlling interest	5,153
Non-controlling interest(2)	(3,997)
Net assets acquired	$1,156

(1)Accounts receivable and other primarily comprised of finance lease receivables, trade receivables, and other financial assets.
(2)Non-controlling interest includes $641 million of preferred equity instruments transferred as part of the acquisition, remaining balance represents the interest not acquired by our company, measured at fair value at the acquisition dates.